OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Current Liabilities
OTHER CURRENT LIABILITIES

NOTE 8 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll and commission	$197,483	$295,915
Accrued vacation	96,124	68,438
Other accrued expenses	93,412	60,035
Dividends payable(1)	41,359	41,359
TOTAL OTHER CURRENT LIABILITIES	$428,378	$465,747

______________
(1) In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008. This amount reflects moneys remaining unclaimed by certain shareholders.

NOTE J – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31,
	2011	2010
Accrued payroll	$227,477	$-0-
Accrued vacation	68,438	24,208
Other accrued expenses	128,473	90,998
Dividends payable(1)	41,359	-0-
TOTAL OTHER CURRENT LIABILITIES	$465,747	$115,206
    ____________________
(1)
In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008.  This amount reflects moneys remaining unclaimed by the certain shareholders.